Investments (Details) - USD ($)		12 Months Ended
	Sep. 24, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 12, 2020
Short Term Investments [Abstract]
Wealth management duration	1 year 6 months
Unrealized gain		$ 58,461
Convertible debt instrument annual interest rate				6.00%
Interest income or loss		$ 43,493